              May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
WRL Xcelerator, WRL Xcelerator Focus & WRL Xcelerator Exec
 (File No. 333-107705)

CIK No.: 0000778209

Dear Commissioners:

On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the forms of Prospectus and Statement of Additional Information dated May 1, 2010 for the above referenced deferred variable life policy offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the forms of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 21, 2010 via EDGAR.

              Sincerely,

              /s/ Gayle A. Morden
              Gayle A. Morden
              Manager, Registered Products & Distribution Products

cc:           Arthur D. Woods, Esq.
Mary Jane Wilson-Bilik, Esq.
Priscilla Hechler